NORTHEAST INVESTORS GROWTH FUND

Supplement dated October 1, 2012

to the

Prospectus

dated May 1, 2012, as supplemented

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Prospectus.

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NOTICE OF CHANGE IN ADMINISTRATOR

Effective October 1, 2012, ALPS Fund Services, Inc. (“ALPS”) serves as administrator for Northeast Investors Growth Fund (the “Fund”) and performs all the administrative services described in the prospectus for which it is compensated by the Fund.  Northeast Management & Research Company, Inc. (“NMR”) continues to provide the Fund with the services of a Chief Compliance Officer and anti-money laundering officer.

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PLEASE KEEP THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

NORTHEAST INVESTORS GROWTH FUND

Supplement dated October 1, 2012

to the

Statement of Additional Information (the “SAI”)

dated May 1, 2012, as supplemented

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Statement of Additional Information.

____________________________________

NOTICE OF CHANGE IN ADMINISTRATOR

Effective October 1, 2012, ALPS Fund Services, Inc. (“ALPS”) serves as administrator for Northeast Investors Growth Fund (the “Fund”).  Accordingly, all references in the SAI to Northeast Management & Research Company, Inc. (“NMR”) serving as the Fund’s administrator are deleted and changed to ALPS.  ALPS is not affiliated with NMR.

Additionally, the third paragraph under the heading “ADVISORY AND SERVICE CONTRACT” on page 8 of the SAI is replaced in its entirety to read as follows:

Pursuant to an administrative agreement between the Fund and ALPS, the Fund pays ALPS for certain administrative services including – but not limited to – preparing financial statements, coordinating meetings of the Fund’s board of trustees, managing the invoice approval process, maintaining the Fund’s budget, coordinating Blue Sky compliance, obtaining the fidelity bond and other insurance, and overseeing regulatory filings.   For its services as administrator, the Fund pays ALPS the greater of $97,000 or fees based on the annual net assets of the Fund, accrued daily and payable monthly by the Fund at the following annual rate:

Annual Net Assets	Basis Points
Between $0 - $500M	2.0
$500M - $1B	1.0
Above $1B	1.0

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PLEASE KEEP THIS SUPPLEMENT WITH THE SAI FOR FUTURE REFERENCE